Subsequent Events (Additional Information) (Details) - USD ($)												9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	May 15, 2023	Mar. 31, 2023	Mar. 09, 2023	Jan. 25, 2023	Jan. 13, 2023	Oct. 11, 2022	Apr. 17, 2022	Jan. 13, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Apr. 17, 2023	Mar. 10, 2023	Nov. 08, 2022	Aug. 31, 2022	Aug. 26, 2022	Jun. 23, 2022	Feb. 10, 2021
Subsequent Event [Line Items]
Senior secured notes financing, Description								The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum.
Senior secured notes financing, Interest rate						0.24%
Senior secured notes financing, Payment term								Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash.
Warrants issued during the period									3,208,557			10,308,166	1,428,574	497,355
Warrant Exercisable Term											5 years
Warrants to purchase common shares																		972,763
Exercise price									$ 1.62			$ 3.10	$ 28.64					$ 2.32
Accounts receivable factoring facility, Agreement terms							The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Secured Promissory Note Agreement | Sprout
Subsequent Event [Line Items]
Additional amount committed																	$ 550,000		$ 250,000
Scenario Forecast | Waiver Agreement
Subsequent Event [Line Items]
Exit fee paid by purchaser				$ 100,000	$ 100,000
Sprout
Subsequent Event [Line Items]
Minority ownership percentage																					49.90%
Subsequent Event
Subsequent Event [Line Items]
Gross proceeds from Senir secured notes financing								$ 4,000,000
Senior secured notes financing, Description								The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum
Senior secured notes financing, Interest rate	15.00%					24.00%		16.50%
Senior secured notes financing, Payment term								Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash
Warrants issued during the period								850,000
Warrant Exercisable Term								5 years
Warrants to purchase common shares																				2,591,052
Exercise price								$ 0.53												$ 2.32
Prepayment of senior secured notes financing					2,000,000
Accounts receivable factoring facility, Agreement terms							The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be automatically renewed.
Subsequent Event | Secured Promissory Note Agreement | Sprout
Subsequent Event [Line Items]
Additional amount committed																$ 300,000
Warrants to purchase common shares																111,111
Exercise price																$ 0.54
Subsequent Event | Waiver Agreement
Subsequent Event [Line Items]
Exit fee paid by purchaser						$ 200,000
Prepayment of senior secured notes financing				$ 2,000,000	$ 2,000,000
Subsequent Event | Payment In Kind PIK Note
Subsequent Event [Line Items]
Senior secured notes financing, Interest rate			10.00%
Subsequent Event | Payable in cash
Subsequent Event [Line Items]
Senior secured notes financing, Interest rate		5.00%
Subsequent Event | Sprout Organics | Alterna
Subsequent Event [Line Items]
Accounts receivable factoring facility, Maximum amount available							$ 5,000,000
Fund usage fees, Percentage Source2							1.00%
Accounts receivable factoring facility, Interest rate payable Source2							8.00%
Subsequent Event | Sprout
Subsequent Event [Line Items]
Minority ownership percentage										49.90%					49.90%
Subsequent Event | Common Stock | Sprout
Subsequent Event [Line Items]
Minority shares option exercised										$ 13,000,000.0
Shares issued during period, amount										$ 10,500,000